CAPITAL MANAGEMENT	12 Months Ended
Dec. 31, 2018
Corporate Information And Statement Of IFRS Compliance [Abstract]
CAPITAL MANAGEMENT
CAPITAL MANAGEMENT
The Company's objective when managing capital is to ensure a stable stream of dividends to shareholders that is sustainable over the long-term. The Company manages its capital structure based on requirements arising from significant capital development activities, the risk characteristics of its underlying asset base, and changes in economic conditions. Pembina manages its capital structure and short-term financing requirements using non-GAAP measures, including the ratios of debt to adjusted EBITDA, debt to total enterprise value, adjusted cash flow to debt and debt to equity. The metrics are used to measure the Company's financial leverage and measure the strength of the Company's balance sheet. The Company remains satisfied that the leverage currently employed in its capital structure is sufficient and appropriate given the characteristics and operations of the underlying asset base. The Company, upon approval from its Board of Directors, will balance its overall capital structure through new equity or debt issuances, as required.
The Company maintains a conservative capital structure that allows it to finance its day-to-day cash requirements through its operations, without requiring external sources of capital. The Company funds its operating commitments, short-term capital spending as well as its dividends to shareholders through this cash flow, while new borrowing and equity issuances are primarily reserved for the support of specific significant development activities. The capital structure of the Company consists of shareholder's equity, comprised of common and preferred equity, plus long-term debt. Long-term debt is comprised of bank credit facilities, unsecured notes and finance lease obligations.
Pembina is subject to certain financial covenants in its credit facility agreements and is in compliance with all financial covenants as of December 31, 2018.
Note 16 of these financial statements shows the change in Share Capital for the year ended December 31, 2018.